Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents, including $1,661 and $1,194 of cash as of December 31, 2010 and 2011, respectively, collateralizing letters of credit (Note 16)	$ 9,244	$ 11,972
Short-term investments	6,066	0
Deferred equity offering costs	0	41
Prepaid expenses and other	408	492
Total current assets	15,718	12,505
Property and equipment, net of accumulated depreciation of $19,830 and $12,622 as of December 31, 2010 and 2011, respectively	1,021	11,492
Other assets	1,078	147
Total assets	17,817	24,144
Current liabilities:
Current portion of long-term debt	2,205	4,016
Current portion of lease liability	739	0
Accounts payable	829	1,194
Accrued compensation and benefits	2,354	1,291
Accrued expenses	437	1,552
Warrant liability	2,511	0
Other current liabilities	0	205
Total current liabilities	9,075	8,258
Long-term debt	2,782	4,585
Lease liability	943	0
Other liabilities	2	241
Total liabilities	12,802	13,084
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000 shares authorized; zero shares issued or outstanding at December 31, 2010 and 2011, respectively	0	0
Common stock, $0.001 par value; 90,000 shares authorized; 1,239 and 2,381 shares issued and outstanding at December 31, 2010 and 2011, respectively	2	1
Additional paid-in capital	235,257	222,242
Deficit accumulated during the development stage	(230,244)	(211,183)
Total stockholders' equity	5,015	11,060
Total liabilities and stockholders' equity	$ 17,817	$ 24,144